UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2019

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (99.2%)(a)
		Shares	Value

Australia (2.5%)

Challenger, Ltd.		1,742,149	$14,104,298

Insurance Australia Group, Ltd.		1,851,772	9,798,210

			23,902,508
Canada (3.3%)

Cenovus Energy, Inc.		1,159,700	11,645,035

Constellation Software, Inc.		11,100	8,162,859

Magna International, Inc.		222,500	11,687,860

			31,495,754
China (3.5%)

Brilliance China Automotive Holdings, Ltd.		4,812,000	7,781,962

Sunny Optical Technology Group Co., Ltd.		608,100	7,014,432

Tencent Holdings, Ltd.		213,058	8,796,278

Want Want China Holdings, Ltd.		11,885,000	10,004,937

			33,597,609
Denmark (0.9%)

Danske Bank A/S		335,586	8,814,298

			8,814,298
France (12.1%)

Airbus SE		139,258	17,491,145

Eurazeo SA		130,917	10,313,284

Kering SA		14,281	7,655,430

Natixis SA		2,097,678	14,233,121

Societe Generale SA		326,299	14,006,070

TOTAL SA		465,401	30,173,371

Veolia Environnement SA		552,353	11,024,114

Vinci SA		109,051	10,384,857

			115,281,392
Germany (10.9%)

adidas AG		62,348	15,266,877

Bayer AG		212,941	18,915,968

Evonik Industries AG		403,247	14,443,666

HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $20) (Private)(F)(RES)(NON)		30	26

KION Group AG		117,717	7,235,595

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $20) (Private)(F)(RES)(NON)		15	13

New Middle East Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	5

Rheinmetall AG		120,702	12,621,109

Siemens AG		124,296	15,923,599

Uniper SE		605,996	18,652,222

			103,059,080
India (0.7%)

HDFC Bank, Ltd. ADR		73,800	6,944,580

			6,944,580
Ireland (3.6%)

Bank of Ireland Group PLC		1,305,657	9,997,583

CRH PLC		417,358	13,655,287

Kerry Group PLC Class A		94,812	10,485,265

			34,138,135
Italy (1.1%)

Pirelli & C SpA(NON)		1,206,876	10,128,191

			10,128,191
Japan (22.3%)

Asahi Group Holdings, Ltd.		321,700	13,944,486

Chugai Pharmaceutical Co., Ltd.		200,800	12,901,250

Daikin Industries, Ltd.		56,700	7,547,857

Hoya Corp.		333,800	19,830,576

KDDI Corp.		424,800	11,736,025

Komatsu, Ltd.		458,600	13,949,319

Kyocera Corp.		154,200	9,255,800

Kyudenko Corp.		248,800	9,875,796

ORIX Corp.		1,178,700	19,109,008

Seven & i Holdings Co., Ltd.		220,800	9,833,198

Shiseido Co., Ltd.		233,300	18,067,301

Sony Corp.		322,400	19,766,224

Sumitomo Mitsui Financial Group, Inc.		406,300	16,399,329

Toshiba Corp.(NON)		358,200	10,356,337

Toyota Motor Corp.		314,400	19,632,706

			212,205,212
Luxembourg (1.1%)

Global Fashion Group SA (acquired 8/2/13, cost $1,009,308) (Private)(F)(RES)(NON)		23,826	222,426

Orion Engineered Carbons SA		311,800	10,008,780

			10,231,206
Netherlands (4.8%)

Heineken NV		121,832	11,423,752

Koninklijke Ahold Delhaize NV		744,127	17,063,388

Unilever NV ADR		312,950	17,428,119

			45,915,259
Poland (0.6%)

Wizz Air Holdings PLC(NON)		154,149	5,780,407

			5,780,407
Singapore (1.4%)

DBS Group Holdings, Ltd.		694,100	13,246,823

			13,246,823
South Korea (1.1%)

Samsung Electronics Co., Ltd. (Preference)		309,348	10,555,620

			10,555,620
Spain (1.2%)

CaixaBank SA		2,442,649	11,168,321

			11,168,321
Sweden (2.5%)

Assa Abloy AB Class B		550,071	11,057,248

SKF AB Class B		667,004	13,160,109

			24,217,357
Switzerland (3.0%)

Novartis AG		239,191	20,570,329

SIG Combibloc Group AG(NON)		622,518	7,802,090

			28,372,419
Taiwan (0.9%)

Sino-American Silicon Products, Inc.		3,246,000	8,334,798

			8,334,798
United Kingdom (18.2%)

Ashtead Group PLC		386,748	12,284,611

Associated British Foods PLC		527,627	15,748,541

AstraZeneca PLC		233,426	18,142,280

BP PLC		3,207,666	24,637,884

Burford Capital, Ltd.		402,444	10,197,167

Compass Group PLC		609,874	13,561,164

Nomad Foods, Ltd.(NON)		405,000	8,205,300

Prudential PLC		853,530	19,574,283

Quilter PLC		3,808,857	6,667,277

Rio Tinto PLC		425,505	21,518,610

Virgin Money Holdings UK PLC		1,828,466	9,144,427

Wolseley PLC		155,103	13,170,809

			172,852,353
United States (3.5%)

Amazon.com, Inc.(NON)		4,800	9,614,400

KKR & Co., Inc. Class A		397,600	10,842,552

NXP Semiconductors NV(NON)		152,500	13,038,748

			33,495,700

Total common stocks (cost $876,604,486)			$943,737,022

CONVERTIBLE PREFERRED STOCKS (—%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired various dates from 7/11/16 to 9/14/17, cost $121,606) (Luxembourg) (Private)(F)(RES)(NON)		18,499	$176,150

Total convertible preferred stocks (cost $121,606)			$176,150

SHORT-TERM INVESTMENTS (1.4%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 2.24%(AFF)	Shares	12,278,309	$12,278,309

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97%(P)	Shares	120,000	120,000

U.S. Treasury Bills 2.057%, 11/15/18(SEGSF)		$478,000	476,756

U.S. Treasury Bills 2.044%, 11/8/18(SEGSF)		367,000	366,198

U.S. Treasury Bills 2.016%, 10/18/18(SEGSF)		50,000	49,951

U.S. Treasury Bills 2.014%, 11/1/18(SEGSF)		9,000	8,984

U.S. Treasury Bills 0.625%, 10/11/18		16,000	15,991

U.S. Treasury Bills 2.109%, 10/25/18(SEGSF)		281,000	280,610

Total short-term investments (cost $13,596,866)			$13,596,799

TOTAL INVESTMENTS

Total investments (cost $890,322,958)			$957,509,971

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $229,023,060) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/17/18	$5,876,022	$5,948,526	$(72,504)
	British Pound	Sell	12/19/18	13,571,833	13,590,198	18,365
	Canadian Dollar	Sell	10/17/18	1,630,979	1,551,966	(79,013)
	Euro	Sell	12/19/18	13,037,924	13,216,908	178,984
	Hong Kong Dollar	Buy	11/19/18	853,329	852,471	858
Barclays Bank PLC
	British Pound	Sell	12/19/18	114,475	114,941	466
	Euro	Buy	12/19/18	306,540	307,642	(1,102)
	Hong Kong Dollar	Buy	11/19/18	20,889,043	20,866,305	22,738
	Swiss Franc	Buy	12/19/18	19,869,882	20,099,060	(229,178)
Citibank, N.A.
	Australian Dollar	Buy	10/17/18	4,711,575	4,770,128	(58,553)
	British Pound	Sell	12/19/18	3,679,965	3,645,881	(34,084)
	Canadian Dollar	Sell	10/17/18	1,850,158	1,817,696	(32,462)
	Danish Krone	Buy	12/19/18	5,062,052	5,079,974	(17,922)
	Japanese Yen	Buy	11/19/18	221,264	224,602	(3,338)
	New Zealand Dollar	Buy	10/17/18	37,985	38,623	(638)
Credit Suisse International
	Swedish Krona	Buy	12/19/18	4,060,081	3,983,543	76,538
Goldman Sachs International
	Australian Dollar	Buy	10/17/18	56,892	57,610	(718)
	British Pound	Sell	12/19/18	81,637	82,174	537
	Canadian Dollar	Buy	10/17/18	64,824	64,666	158
	Canadian Dollar	Sell	10/17/18	64,824	63,464	(1,360)
	Chinese Yuan (Offshore)	Sell	11/19/18	33,348,337	33,735,418	387,081
HSBC Bank USA, National Association
	New Zealand Dollar	Buy	10/17/18	1,625,256	1,653,436	(28,180)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	10/17/18	6,038,241	5,911,334	(126,907)
	Euro	Buy	12/19/18	637,972	639,737	(1,765)
	Japanese Yen	Buy	11/19/18	3,646,667	3,695,989	(49,322)
	Norwegian Krone	Buy	12/19/18	6,909,086	6,694,383	214,703
	Singapore Dollar	Sell	11/19/18	432,984	435,114	2,130
	South Korean Won	Sell	11/19/18	11,630,104	11,445,337	(184,767)
	Swedish Krona	Sell	12/19/18	2,645,635	2,599,618	(46,017)
	Swiss Franc	Buy	12/19/18	37,581,491	38,063,340	(481,849)
NatWest Markets PLC
	British Pound	Buy	12/19/18	289,263	287,868	1,395
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	365,065	371,685	(6,620)
	Canadian Dollar	Buy	10/17/18	123,452	120,838	2,614
	Canadian Dollar	Sell	10/17/18	123,452	121,927	(1,525)
	Israeli Shekel	Buy	10/17/18	4,664,536	4,679,857	(15,321)
	Japanese Yen	Buy	11/19/18	16,819,942	17,257,720	(437,778)
UBS AG
	Australian Dollar	Buy	10/17/18	2,451,572	2,494,539	(42,967)
WestPac Banking Corp.
	Canadian Dollar	Sell	10/17/18	2,490,886	2,438,542	(52,344)

Unrealized appreciation						906,567

Unrealized (depreciation)						(2,006,234)

Total						$(1,099,667)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $951,259,353.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $398,620, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$7,440,075	$5,662,975	$13,103,050	$33,469	$—
	Putnam Short Term Investment Fund**	11,123,170	104,010,746	102,855,607	88,012	12,278,309

	Total Short-term investments	$18,563,245	$109,673,721	$115,958,657	$121,481	$12,278,309
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the fund had no securities out on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $958,809.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,312,287 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	21.5%
	Industrials	17.7
	Consumer staples	13.9
	Consumer discretionary	12.1
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $358,282 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,609,988 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $958,809 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$23,902,508	$—	$—
Canada	31,495,754	—	—
China	33,597,609	—	—
Denmark	8,814,298	—	—
France	115,281,392	—	—
Germany	103,059,036	—	44
India	6,944,580	—	—
Ireland	34,138,135	—	—
Italy	10,128,191	—	—
Japan	212,205,212	—	—
Luxembourg	10,008,780	—	222,426
Netherlands	45,915,259	—	—
Poland	5,780,407	—	—
Singapore	13,246,823	—	—
South Korea	10,555,620	—	—
Spain	11,168,321	—	—
Sweden	24,217,357	—	—
Switzerland	28,372,419	—	—
Taiwan	8,334,798	—	—
United Kingdom	172,852,353	—	—
United States	33,495,700	—	—
Total common stocks	943,514,552	—	222,470
Convertible preferred stocks	—	—	176,150
Short-term investments	12,398,309	1,198,490	—

Totals by level	$955,912,861	$1,198,490	$398,620

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,099,667)	$—

Totals by level	$—	$(1,099,667)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$906,567	$2,006,234

Total	$906,567	$2,006,234

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$332,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018